UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis,  IN

(Address of principal executive offices)

46208

(Zip code)

Christopher E. Kashmerick

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 04/30

Date of reporting period: 1/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Toreador Large Cap Fund

Schedule of Investments

January 31, 2011

(Unaudited)

Common Stocks — 96.65%	Shares	Fair Value
Banks — 8.40%
Bank of America Corp.	107,400	$1,474,602
JPMorgan Chase & Co.	34,152	1,534,791

		3,009,393

Electric Services — 0.80%
Public Service Enterprise Group, Inc.	8,840	286,681

Electronics & Electronic Components — 13.40%
Cisco Systems, Inc. (a)	94,131	1,990,871
Corning, Inc.	31,700	704,057
Danaher Corp.	16,358	753,449
NVIDIA Corp. (a)	24,000	574,080
Thermo Fisher Scientific, Inc. (a)	13,640	781,163

		4,803,620

Entertainment — 2.22%
DIRECTV — Class A (a)	18,786	796,338

Financial Services — 5.15%
American Express Co.	14,045	609,272
Ameriprise Financial, Inc.	7,400	456,210
Goldman Sachs Group, Inc. / The	4,764	779,486

		1,844,968

Hazardous Waste Management — 1.53%
Stericycle, Inc. (a)	6,971	547,154

Healthcare — 14.75%
Bristol-Myers Squibb Co.	15,500	390,290
Gilead Sciences, Inc. (a)	11,160	428,321
Johnson & Johnson	11,532	689,268
Medtronic, Inc.	26,850	1,028,892
Pfizer, Inc.	58,300	1,062,226
St. Jude Medical, Inc. (a)	9,700	392,850
Stryker Corp.	7,000	402,920
Watson Pharmaceuticals, Inc. (a)	16,322	889,875

		5,284,642

Household Products — 1.09%
Colgate-Palmolive Co.	5,100	391,527

Information Technology — 3.58%
Oracle Corp.	40,038	1,282,417

Insurance — 4.55%
MetLife, Inc.	18,293	837,271
Travelers Companies, Inc. / The	7,259	408,391
Unum Group	15,430	384,824

		1,630,486

Metal Mining — 1.36%
Freeport-McMoRan Copper & Gold, Inc.	4,478	486,982

Oil & Natural Gas — 13.74%
Chevron Corp.	10,098	958,603
ConocoPhillips	14,308	1,022,450
Murphy Oil Corp.	12,918	856,463
National-Oilwell Varco, Inc.	12,100	894,190

See accompanying notes which are an integral part of these financial statements.

Toreador Large Cap Fund

Schedule of Investments — continued

January 31, 2011

(Unaudited)

Common Stocks — 96.65% — continued	Shares	Fair Value
Oil & Natural Gas — 13.74% — continued
Noble Corp.	23,000	$879,750
UGI Corp.	10,000	313,500

		4,924,956

Restaurants — 2.15%
McDonald’s Corp.	10,457	770,367

Retail — 9.78%
CVS Caremark Corp.	19,675	672,885
Kohl’s Corp. (a)	15,776	801,105
Lowe’s Companies, Inc.	32,000	793,600
Target Corp.	13,583	744,756
Wal-Mart Stores, Inc.	8,800	493,416

		3,505,762

Services — 7.72%
BMC Software, Inc. (a)	21,706	1,035,376
Google, Inc. — Class A (a)	1,927	1,156,894
ITT Corp.	9,745	574,175

		2,766,445

Steel — 1.18%
Nucor Corp.	9,231	423,795

Telecommunications — 3.24%
Harris Corp.	17,600	819,104
Motorola, Inc. (a)	12,325	343,498

		1,162,602

Transportation — 2.01%
Union Pacific Corp.	7,600	719,188

TOTAL COMMON STOCKS (Cost $29,216,404)		34,637,323

Exchange-Traded Funds — 1.09%
SPDR S&P 500 ETF Trust	3,050	392,444

TOTAL EXCHANGE-TRADED FUNDS (Cost $380,457)		392,444

Money Market Securities — 2.80%
Huntington Money Market Fund — Trust Shares, 0.01% (b)	1,002,317	1,002,317

TOTAL MONEY MARKET SECURITIES (Cost $1,002,317)		1,002,317

TOTAL INVESTMENTS (Cost $30,599,178) — 100.54%		$36,032,084

Liabilities in excess of other assets — (0.54%)		(192,081)

TOTAL NET ASSETS — 100.00%		$35,840,003

(a) Non-income producing.
(b) Variable rate security; the rate shown represents the yield at January 31, 2011.

Tax Related
Unrealized appreciation		$5,583,046
Unrealized depreciation		(229,516)

Net unrealized appreciation		$5,353,530

Aggregate cost of securities for income tax purposes		$30,678,554

See accompanying notes which are an integral part of these financial statements.

Toreador Large Cap Fund

Notes to the Financial Statements

January 31, 2011

(Unaudited)

Security Transactions and Related Income — The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements — Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock and exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Toreador Large Cap Fund

Notes to the Financial Statements — continued

January 31, 2011

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2011:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$34,637,323	$—	$—	$34,637,323
Exchange-Traded Funds	392,444	—	—	392,444
Money Market Securities	1,002,317	—	—	1,002,317

Total	$36,032,084	$—	$—	$36,032,084

*	Refer to the Schedule of Investments for industry classifications

The Fund did not hold any securities during the reporting period which transferred between Levels 1 and 2. The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of February 16, 2011, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Unified Series Trust

By	/S/ BRIAN L. BLOMQUIST
Brian L. Blomquist, President

Date	3/24/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ BRIAN L. BLOMQUIST
Brian L. Blomquist, President

Date	3/24/2011

By	/S/ CHRISTOPHER E. KASHMERICK
Christopher E. Kashmerick, Treasurer

Date	3/24/2011